DEFERRED COMPENSATION LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 1,391	$ 1,741	$ 2,450
Executive Vice President and Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period (in years)	20.5Y
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age (in years)	67
Imputed interest rate (in hundredths)	3.90%	3.90%
Chairman, President and CEO [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period (in years)	14Y
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age (in years)	70
Imputed interest rate (in hundredths)	3.90%	3.90%